Income tax benefit (expense)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income tax benefit (expense)
Income tax benefit (expense)

(in thousands of USD)	2017	2016	2015
Current tax
Current period	(85)	60	(98)
Total current tax	(85)	60	(98)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	1,473	220	(5,450)
Other	(30)	(106)	(85)
Total deferred tax	1,443	114	(5,535)

Total tax benefit/(expense)	1,358	174	(5,633)

Reconciliation of effective tax	2017		2016		2015
Profit (loss) before tax		25		203,875		355,934

Tax at domestic rate	(33.99)%	(8)	(33.99)%	(69,297)	(33.99)%	(120,982)
Effects on tax of :
Tax exempt profit / loss		499		(8,090)		(144)
Tax adjustments for previous years		10		70		17
Loss for which no DTA (*) has been recognized		—		—		(4,811)
Use of previously unrecognized tax losses		7,146		1,118		15,668
Non-deductible expenses		(710)		(1,718)		(5,225)
Tonnage Tax regime		(13,918)		64,637		91,334
Effect of share of profit of equity-accounted investees		10,175		13,761		17,536
Effects of tax regimes in foreign jurisdictions		(1,836)		(307)		974
Total taxes	5,430.01%	1,358	0.09%	174	(1.58)%	(5,633)

In application of an IFRIC agenda decision on 'IAS 12 Income taxes', tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2017 was USD 4.8 million (see Note 5).
* Deferred Tax Asset
Deferred tax assets and liabilities
Recognized deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Provisions	31	—	31
Employee benefits	37	—	37
Unused tax losses & tax credits	896	—	896
	964	—	964
Offset	—	—
Balance at December 31, 2016	964	—

Provisions	1	—	1
Employee benefits	44	—	44
Unused tax losses & tax credits	2,442	—	2,442
	2,487	—	2,487
Offset	—	—
Balance at December 31, 2017	2,487	—

Unrecognized deferred tax assets and liabilities
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2017		December 31, 2016
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	357	—	280	—
Taxable temporary differences	7	(14,231)	7	(25,213)
Tax losses & tax credits	89,528	—	105,731	—
	89,892	(14,231)	106,018	(25,213)
Offset	(14,231)	14,231	(25,213)	25,213
Total	75,661	—	80,805	—

The unrecognized deferred tax assets in respect of tax losses and tax credits are related to tax losses carried forward, investment deduction allowances and excess dividend received deduction. Tax losses and tax credits have no expiration date.
A deferred tax asset is recognized for unused tax losses and tax credits carried forward, to the extent that it is probable that future taxable profits will be available. The Group considers future taxable profits as probable when it is more likely than not that taxable profits will be generated in the foreseeable future. When determining whether probable future taxable profits are available the probability threshold is applied to portions of the total amount of unused tax losses or tax credits, rather than the entire amount.
Given the nature of the tonnage tax regime, the Group has a substantial amount of unused tax losses and tax credits for which no future taxable profits are probable and therefore no deferred tax asset has been recognized.
The unrecognized tax liabilities in respect of taxable temporary differences relate primarily to tax liabilities in respect of non distributed reserves of the Group that will be taxed when distributed. No deferred tax liability has been recognized because the Group controls whether the tax liability will be incurred and management is satisfied that the tax liability will not be incurred in the foreseeable future. In addition, no deferred tax liabilities have been recognized for temporary differences related to vessels for which the Group expects that the reversal of these differences will not have a tax effect.
In December 2017, changes to the Belgian corporate income tax rate were enacted, lowering the rate to 29.58% as from 2018 and to 25% from 2020. These changes have been reflected in the calculation of the amounts of deferred tax assets and liabilities in respect of Belgian Group entities as at December 31, 2017.

Movement in deferred tax balances during the year

(in thousands of USD)	Balance at Jan 1, 2015	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2015
Provisions	238	(61)	—	(8)	169
Employee benefits	52	(24)	—	(5)	23
Unused tax losses & tax credits	6,246	(5,450)	—	(53)	743
Total	6,536	(5,535)	—	(66)	935

	Balance at Jan 1, 2016	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2016
Provisions	169	(121)	—	(17)	31
Employee benefits	23	15	—	(1)	37
Unused tax losses & tax credits	743	220	—	(67)	896
Total	935	114	—	(85)	964

	Balance at Jan 1, 2017	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2017
Provisions	31	(32)	—	2	1
Employee benefits	37	2	—	5	44
Unused tax losses & tax credits	896	1,473	—	73	2,442
Total	964	1,443	—	80	2,487